NON-CONTROLLING INTEREST (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Assets	$ 246,559	$ 256,316	$ 313,674
Liabilities	76,475	90,663	131,672
Capital	142,079	147,601	168,206
Net income	28,005	18,052	13,796
Santander Corredora de Seguros Limitada [Member]
Disclosure of subsidiaries [line items]
Assets	76,177	75,000	72,860
Liabilities	9,803	10,065	10,588
Capital	64,937	62,276	60,765
Net income	1,437	2,659	1,507
Santander Corredores de Bolsa Limitada [Member]
Disclosure of subsidiaries [line items]
Assets	88,711	86,473	71,118
Liabilities	45,855	45,724	26,763
Capital	41,424	38,356	42,618
Net income	1,432	2,393	1,737
Santander Agente de Valores Limitada [Member]
Disclosure of subsidiaries [line items]
Assets	44,910	54,486	131,305
Liabilities	4,732	3,666	64,049
Capital	26,569	38,851	57,554
Net income	13,609	11,969	9,702
Santander S.A. Sociedad Securitizadora [Member]
Disclosure of subsidiaries [line items]
Assets	400	509	566
Liabilities	50	77	53
Capital	432	512	561
Net income	(82)	(80)	(48)
Santander Gestion de Recaudacion y Cobranzas Limitada [Member]
Disclosure of subsidiaries [line items]
Assets	10,826	8,547	6,194
Liabilities	7,901	6,363	4,592
Capital	2,184	1,602	1,038
Net income	741	582	564
Bansa Santander S.A. [Member]
Disclosure of subsidiaries [line items]
Assets	25,535	31,301	31,631
Liabilities	8,134	24,768	25,627
Capital	6,533	6,004	5,670
Net income	$ 10,868	$ 529	$ 334